   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON December 15, 2000
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 5
                                       TO
                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933 [ X ]
                                       AND

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 [ X ]

                                 AMENDMENT NO. 4

                                 MERRIMAC SERIES
               (Exact Name of Registrant as Specified in Charter)

                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116
                    (Address of Principal Executive Offices)
                                   (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 330-6413

                           Susan C. Mosher, Secretary
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Philip Newman, Esq.
                          Goodwin, Procter & Hoar, LLP
                                 Exchange Place
                                Boston, MA 02109

Merrimac Master Portfolio also executed this Registration Statement.

Approximate date of commencement of proposed sale to the public: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[ ]     immediately upon filing pursuant to paragraph (b)
[ ]     on ___________ pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     on (date) pursuant to paragraph (a)(1)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[X]     on March 1, 2001 pursuant to paragraph (a)(2) of rule 485.

To:  The Securities and Exchange Commission

The Registrant submits this Post-Effective Amendment No. 5 to its
Registration Statement under the Securities Act of 1933 (Registration No. 333-49693) and this Amendment No. 4 to its Registration Statement under the Investment Company Act of 1940 (Registration No. 811-08741).


                                       (i)

                                  Merrimac Logo



MARCH 1, 2001                                                         PROSPECTUS


                                 MERRIMAC SERIES

MERRIMAC CASH SERIES

MERRIMAC TREASURY SERIES

MERRIMAC TREASURY PLUS SERIES

MERRIMAC U.S. GOVERNMENT SERIES

MERRIMAC MUNICIPAL SERIES

Each fund offers three classes of shares: Premium Class, Institutional Class and Investment Class.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


CONTENTS                                                                   Page

THE FUNDS

RISK/RETURN SUMMARIES

Cash Series..............................................................

Treasury Series .........................................................

Treasury Plus Series.....................................................

U.S. Government Series...................................................

Municipal Series.........................................................

FUNDS' MANAGEMENT........................................................

YOUR INVESTMENT

SHAREHOLDER INFORMATION

Purchases................................................................

Redemptions..............................................................

Valuation of Shares......................................................

Dividends and Distributions..............................................

Federal Taxes............................................................

Class Expenses and Distribution and Shareholder Servicing Plans..........

Master/Feeder Structure..................................................

FINANCIAL HIGHLIGHTS.....................................................

APPENDIX A...............................................................

Description Of Securities In Which the Portfolios Can Invest

FOR MORE INFORMATION

Back Cover


                              RISK/RETURN SUMMARIES

   The following information is only a summary of important information that you should know about each series of Merrimac Series (the Funds). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.

   Traditional mutual funds directly acquire and manage their own portfolio securities. The Funds are organized in a "master-feeder" structure, under which each Fund invests all of its assets in a corresponding series of Merrimac Master Portfolio (each, a Portfolio). Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.

                              MERRIMAC CASH SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Cash Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Allmerica Asset Management, Inc. (AAM), the sub-adviser of Merrimac Cash Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds and repurchase agreements that are collateralized by these instruments, other instruments issued or guaranteed by the U.S. Government or its agencies, securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund are interest rate risk and credit risk.

   - INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   - CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share.

   Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

FUND PERFORMANCE

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.

   TOTAL RETURN - PREMIUM CLASS

                           [To be filed by amendment]


   During the period shown in the bar chart, the highest total return for a quarter was [ ]% (quarter ending [ ]) and the lowest total return for a
   quarter was [ ] % (for the quarter ending        ).

   AVERAGE ANNUAL TOTAL RETURN
   PERIODS ENDED DECEMBER 31, 2000
   .............................................................................

                                                     1 YEAR    LIFE OF FUND*     INCEPTION DATE
   Cash Series - PREMIUM CLASS                        [ ]%         [ ]%          June 25, 1998
   Cash Series - INSTITUTIONAL CLASS                  [ ]%         [ ]%          June 25, 1998

   *Prior to September 1, 1998, The Bank of New York acted as investment sub-adviser for the Cash Portfolio.

   The Investment Class commenced operations on December xx, 2000, and therefore does not have a full year of performance information to report for the period ended December 31, 2000.

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

   .............................................................................

                                                PREMIUM CLASS          INSTITUTIONAL CLASS    INVESTMENT CLASS
    Management Fees                                 0.17%                    0.17%                 0.17%
    Distribution (12b-1) Fees                       None                     None                  0.25%
    Other Expenses (1)                              [  ]%                    [  ]%                 [  ]%
                                                    -----                    -----                 -----
    Total Annual Fund Operating Expenses (2)        [  ]%                    [  ]%                 [  ]%
                                                    =====                    =====                 =====

   ------------------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees for the Institutional Class and Investment Class.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2000. The Investment Class commenced operations on December xx, 2000.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        CLASS                 1 YEAR               3 YEARS              5 YEARS             10 YEARS

                                      -2-

 Premium Class                   $                    $                    $                    $
 Institutional Class             $                    $                    $                    $
 Investment Class                $                    $                    $                    $

                            MERRIMAC TREASURY SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Treasury Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I Investment Management Corp. (M&I), the sub-adviser of Merrimac Treasury Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. The Portfolio will only invest in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) or in other mutual funds that invest in such instruments, subject to regulatory limitations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISK OF INVESTING IN THE FUND

   The primary risk in investing in the Fund is interest rate risk, which involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share.

   Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

   FUND PERFORMANCE

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.

    TOTAL RETURN - PREMIUM CLASS

                           [To be filed by amendment]


    During the period shown in the bar chart, the highest total return for a quarter was [ ]% (quarter ending [ ]) and the lowest total return for a quarter was [ ]% (quarter ending [ ]).

    AVERAGE ANNUAL TOTAL RETURN
    PERIODS ENDED DECEMBER 31, 2000
    ............................................................................

                                                     1 YEAR    LIFE OF FUND      INCEPTION DATE
   Treasury Series - PREMIUM CLASS                                             February 19, 1999
   Treasury Series-INSTITUTIONAL CLASS                [ ]%         [ ]%*         June 25, 1998

*Prior to January 4, 1999, Aeltus Investment Management, Inc. acted as investment sub-adviser for the Treasury Portfolio.

The Investment Class commenced operations on December xx, 2000, and therefore does not have a full year of performance information to report for the period ended December 31, 2000.

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   .............................................................................


                                                    PREMIUM CLASS        INSTITUTIONAL CLASS      INVESTMENT CLASS
   Management Fees                                      0.17%                  0.17%                    0.17%
   Distribution (12b-1) Fees                            None                    None                    0.25%
   Other Expenses (1)                                   [ ]%                    [ ]%                    [ ]%
                                                        ----                    ----                    ----
   Total Annual Fund Operating Expenses (2)             [ ]%                    [ ]%                    [ ]%
                                                        ====                    ====                    ====

   -----------------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees for the Institutional Class and the Investment Class.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2000. The Investment Class commenced operations on December xx, 2000.

>  EXAMPLE

    This example is intended to help you compare the cost of investing in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        CLASS                 1 YEAR               3 YEARS              5 YEARS             10 YEARS


                                      -5-

Premium Class                    $                    $                    $                    $
Institutional Class              $                    $                    $                    $
Investment Class                 $                    $                    $                    $

                          MERRIMAC TREASURY PLUS SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Treasury Plus Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I, the sub-adviser of Merrimac Treasury Plus Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. The Portfolio will invest primarily (at least 65% of total assets) in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) or in repurchase agreements collataralized by these instruments. The Portfolio may invest the remaining 35% of its total assets in securities issued or guaranteed by the U.S. Government or its agencies and in repurchase agreements that are collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund are interest rate risk and credit risk.

   - INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   - CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share.

   Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

FUND PERFORMANCE

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.

   TOTAL RETURN - INSTITUTIONAL CLASS

                           [To be filed by amendment]


   During the period shown in the bar chart, the highest total return for a quarter was [ ]% (quarter ending [ ]) and the lowest total return for a quarter was [ ] % (quarter ending [ ]).

   AVERAGE ANNUAL TOTAL RETURN
   PERIODS ENDED DECEMBER 31, 2000
   ............................................................................

                                                     1 YEAR    LIFE OF FUND      INCEPTION DATE
   Treasury Plus Series - INSTITUTIONAL CLASS         [ ]%         [ ]%         January 22, 1999

   Because the Premium Class commenced operations on May 1, 2000 and the Investment Class commenced operations on December xx, 2000, they do not have a full year of performance information to report for the period ended December 31, 2000.

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................

                                                       PREMIUM CLASS        INSTITUTIONAL CLASS    INVESTMENT CLASS
   Management Fees                                           0.17%                 0.17%                  0.17%
   Distribution (12b-1) Fees                                  None                  None                  0.25%
   Other Expenses (1)                                          %                     %                      %
                                                               -                     -                      -
   Total Annual Fund Operating Expenses (2)                    %                     %                      %
                                                               =                     =                      =

   -----------------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees for the Institutional Class and the Investment Class.

   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2000. The Premium Class commenced operations on May 1, 2000 and the Investment Class commenced operations on December xx, 2000.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             CLASS             1 YEAR             3 YEARS               5 YEARS                10 YEARS
   Premium Class                 $                   $                     $                      $
   Institutional Class           $                   $                     $                      $
   Investment Class              $                   $                     $                      $

                         MERRIMAC U.S. GOVERNMENT SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac U.S. Government Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. AAM, the sub-adviser of the Merrimac U.S. Government Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. The Portfolio will invest primarily (at least 65% of total assets) in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Portfolio also may invest in repurchase agreements that are collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund are interest rate risk and credit risk.

   - INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   - CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share.

   Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

   FUND PERFORMANCE

      The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.

      TOTAL RETURN - INSTITUTIONAL CLASS

                              [To be filed by amendment]


      During the period shown in the bar chart, the highest total return for a quarter was [ ]% (quarter ending [ ]) and the lowest total return for a quarter was [ ] % (quarter ending [ ]).

      AVERAGE ANNUAL TOTAL RETURN
      PERIODS ENDED DECEMBER 31, 2000
      ..........................................................................

                                                        1 YEAR    LIFE OF FUND      INCEPTION DATE
      U.S. Government Series - INSTITUTIONAL CLASS       [ ]%         [ ]%          June 29, 1999

   Because the Premium Class commenced operations on May 1, 2000 and the Investment Class commenced operations on December xx, 2000, they do not have a full year of performance information to report for the period ended December 31, 2000.

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   .............................................................................

                                                     PREMIUM CLASS        INSTITUTIONAL CLASS   INVESTMENT CLASS
   Management Fees                                        0.17%                 0.17%                 0.17%
   Distribution (12b-1) Fees                              None                  None                  0.25%
   Other Expenses(1)                                        %                     %                     %
   Total Annual Fund Operating Expenses(2)                  %                     %                     %

      (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees for the Institutional Class and the Investment Class.

      (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2000. The Premium Class commenced operations on May 1, 2000 and the Investment Class commenced operations on December xx, 2000.

   EXAMPLE

   This example is intended to help you compare the cost of investing in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 CLASS                 ONE YEAR         THREE YEARS         5 YEARS        10 YEARS
             Premium Class                 $                 $                 $              $
          Institutional Class              $                 $                 $              $
           Investment Class                $                 $                 $              $

                            MERRIMAC MUNICIPAL SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

The Merrimac Municipal Series' investment objective is to preserve principal and liquidity while providing current income exempt from Federal income tax. ABN AMRO Asset Management (USA) LLC (ABN AMRO), the sub-adviser of the Merrimac Municipal Portfolio, attempts to achieve the Fund's objective by investing substantially all of the Portfolio's assets in high quality money market instruments issued by municipalities and other issuers with maturities of 397 calendar days or less (municipal securities). Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities that pay income exempt from Federal income tax. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. ABN AMRO emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. See Appendix A for more information regarding the types of securities in which the Fund invests.

ABN AMRO structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. ABN AMRO monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks of investing in the Fund are as follows:

   - INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   - CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. In addition, since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could adversely affect the value of the Fund's municipal securities.

   - PREPAYMENT RISK involves the possibility that when interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

   - MUNICIPAL SECURITIES, which comprise at least 80% of the Fund, may be affected by economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

   - CONCENTRATION RISK involves the possibility that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

   The Fund may take a temporary defensive position when ABN AMRO determines that market conditions warrant. During these times the Fund may not be pursuing its investments goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.

In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share.

Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE

   Because the Fund has not been in operation for a full calendar year, its performance has not been included. For the Fund's most current yield information you may call 1-888-MERRMAC. Past performance does not necessarily indicate what will happen in the future.

>  FEES AND EXPENSES

   These tables describe the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   .............................................................................

                                                      PREMIUM CLASS      INSTITUTIONAL CLASS    INVESTMENT CLASS
   Management Fees                                          %                     %                     %
   Distribution (12b-1) Fees                              None                  None                  0.25%
   Other Expenses (1)                                       %                     %                     %
                                                            -                     -                     -
   Total Annual Fund Operating Expenses (2)                 %                     %                     %
                                                            =                     =                     =

   -----------------
   (1) Other Expenses are estimated based upon the expected expenses that the Fund would incur in the initial fiscal year. "Other Expenses" include expenses such as legal, accounting and printing services and shareholder servicing fees for the Institutional Class and Investment Class.

   (2)This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the fiscal year ended December 31, 2001. [Investors Bank & Trust Company has voluntarily agreed to limit the Fund's annual expenses to 0.xx% of its average net assets and will reimburse the Fund for all expenses in excess of that amount. This limitation may be discontinued at any time after 30 days notice to shareholders.]

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the PREMIUM, INSTITUTIONAL OR INVESTMENT Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        CLASS              1 YEAR           3 YEARS
                Premium Class                 $                $
                Institutional Class           $                $


                                      -12-

                Investment Class              $                $

                                FUNDS' MANAGEMENT

INVESTMENT ADVISER. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Cash Portfolio, Treasury Portfolio, Treasury Plus Portfolio, U.S. Government Portfolio and Municipal Portfolio (the "Portfolios") have retained the services of Investors Bank & Trust Company (Investors Bank) as investment adviser. Investors Bank continuously reviews and supervises the Portfolios' investment program. Investors Bank discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. Investors Bank's business address is 200 Clarendon Street, Boston, Massachusetts 02116. Investors Bank began acting as an investment adviser at the commencement of operations of the Cash Portfolio (November 21, 1996). The Portfolios each pay Investors Bank a unitary fee for providing their services as Investment Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets
(ANA) of each of these Portfolios, except the Municipal Portfolio which fee is computed at an annual rate of [xx%] of ANA.

The investment adviser and sub-advisers may pay out of their respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of each Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.

The Investment Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the Sub-advisers of each Fund's investment policies and guidelines. The Investment Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolios' Board of Trustees. The Investment Adviser, the Portfolios' and the Funds' have jointly requested exemptive relief from the Securities and Exchange Commission (the "SEC") to permit the Investment Adviser and the Portfolios to add or terminate Sub-advisers without shareholder approval.

INVESTMENT SUB-ADVISERS. AAM serves as investment sub-adviser to the Cash Portfolio and to the U.S. Government Portfolio. AAM manages the Cash Portfolio and the U.S. Government Portfolio, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and Investors Bank. The business address of AAM is 440 Lincoln Street, Worcester, Massachusetts 01653. AAM has been providing investment advisory services since it was established in 1993 as an indirect, wholly-owned subsidiary of Allmerica Financial Corporation. AAM receives a fee from Investors Bank (and not from each Portfolio) for its services as investment sub-adviser.

M&I serves as investment sub-adviser to the Treasury Portfolio and to the Treasury Plus Portfolio. M&I manages the Treasury Portfolio and the Treasury Plus Portfolio, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and Investors Bank. The business address of M&I is 1000 North Water Street, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first-tier wholly-owned subsidiary of Marshall & Isley Corporation, a publicly held bank holding company. M&I receives fees from Investors Bank (and not from each Portfolio) for its services as investment sub-adviser.

ABN AMRO serves as investment sub-adviser to the Municipal Portfolio. ABN AMRO manages the Municipal Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and Investors Bank. The business address of ABN AMRO is 208 South LaSalle Street, 4th Floor, Chicago, IL 60604. ABN AMRO has been providing investment advisory services since it was established in 1991 and is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. ABN AMRO manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies.

                             SHAREHOLDER INFORMATION

>  PURCHASES

   GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank, the Funds' Custodian. See the Account Application or call 1-888-MERRMAC for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-MERRMAC.

   INVESTMENT MINIMUM. The minimum initial investment for Premium Class shares of the Funds is $10 million. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. The minimum initial investment for Institutional Class and Investment Class shares is $10,000. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. When a Premium Class shareholder's account balance falls below $1 million due to redemption, a Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

   Share purchase orders are deemed to be in good order on the date a Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

   Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                         Investors Bank & Trust Company
                                ABA #: 011001438
                              Attn: [Name of Fund]
                                DDA #: 717171333
                                 Name of Account
                                    Account #
                                 Amount of Wire:

   A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-MERRMAC to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open. Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

               ------------------------------- -----------------
               Cash Series                     4:00 p.m. (ET)
               ------------------------------- -----------------
               Treasury Series                 2:00 p.m. (ET)
               ------------------------------- -----------------
               Treasury Plus Series            4:00 p.m. (ET)
               ------------------------------- -----------------
               U.S. Government Series          5:00 p.m. (ET)
               ------------------------------- -----------------
               Municipal Series                2:00 p.m. (ET)
               ------------------------------- -----------------

   Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Cash Series, the Treasury Plus Series and the U.S. Government Series also may limit the amount of a purchase order received after 3:00 p.m. (ET).

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 noon (ET).

   Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

>  REDEMPTIONS

   Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

   Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Cash Series, the Treasury Plus Series and the U.S. Government Series placed after 3:00 p.m. may only be placed by telephone.

                 ------------------------------- -----------------
                 Cash Series                     4:00 p.m. (ET)
                 ------------------------------- -----------------
                 Treasury Series                 2:00 p.m. (ET)
                 ------------------------------- -----------------
                 Treasury Plus Series            4:00 p.m. (ET)
                 ------------------------------- -----------------
                 U.S. Government Series          5:00 p.m. (ET)
                 ------------------------------- -----------------
                 Municipal Series                2:00 p.m. (ET)
                 ------------------------------- -----------------

   Each Fund reserves the right in its sole discretion to suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC. The Cash Series, the Treasury Plus Series and the U.S. Government Series each reserve the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET).

   A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

   REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

   A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guaranteed by a national bank which is a member firm of any national or regional securities exchange (a Signature Guarantee). If the guarantor institution belongs to one of the Medallion Signature Programs, it must use the specific Medallion "Guaranteed" stamp. Notarized signatures are not sufficient. Further documentation may be required when Investors Bank deems it appropriate.

   REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank, ATTN:
   Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered, signed exactly as the shares are registered. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

   TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-MERRMAC. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

   No bank instruction changes will be accepted over the telephone. See REDEMPTION BY WIRE for information on how to change bank instructions.

>  VALUATION OF SHARES

   Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 2:00 p.m. (ET) for the Treasury Series and the Municipal Series, as of 4:00 p.m. (ET) for the Cash Series and the Treasury Plus Series, and as of 5:00 p.m. (ET) for the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>  DIVIDENDS AND DISTRIBUTIONS

   Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds' shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

>  FEDERAL TAXES

   Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

   Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive, even if reinvested, may be subject to federal, state and local taxation, depending on your tax situation. You may be taxed on each sale of Fund shares.

   The Municipal Series intends to distribute federally tax-exempt income. This income may be subject to state and local taxes. The Municipal Series, however, may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Any capital gains distributed by this Fund may be taxable.

   Shareholders should consult their tax advisers about their own particular tax situations.

>  CLASS EXPENSES AND DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

   Assets of the Premium Class shares of each Fund are not subject to a 12b-1 (Distribution) or shareholder servicing fee. Assets of the Institutional Class shares of each Fund are subject to a shareholder servicing fee of up to 0.25% of ANA. Assets of the Investment Class shares of each Fund are subject to a Distribution fee of up to 0.25% of ANA and a shareholder servicing fee of up to 0.25% of ANA.

   The Institutional Class and Investment Class of each Fund offers shares through certain financial intermediaries, including Investors Bank (Service Organizations), which have entered into shareholder servicing agreements with each Fund. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of Fund shares. The Board of Trustees has approved a Distribution Plan with respect to the Investment Class shares of each Fund. Under the Distribution Plan, the Agent is entitled to receive a fee (as set forth above) from each Fund with respect to the assets contributed to such Fund by shareholders who are clients or customers of the Agent. Because these fees are paid out of Fund assets on an ongoing basis, over time the cost of investing in the Funds may cost more than paying other types of sales charges.

>  MASTER/FEEDER STRUCTURE

   The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

   Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance since the Funds commenced operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose reports, along with the Funds' financial statements, are included in the annual report, which is available upon request.

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                            To be Filed by Amendment

                                   APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIOS' MAY INVEST:

ASSET-BACKED SECURITIES. The Cash Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as credit card receivables and categories of receivables, leases, installment sales or loan contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Asset-backed securities are especially sensitive to prepayment and extension risk.

COMMERCIAL PAPER. The Cash Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Cash Portfolio may invest in commercial paper with maturities which vary from a few days to nine months. The Cash Portfolio may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Cash Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Cash Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations.

LOAN PARTICIPATIONS. The Cash Portfolio may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Cash Portfolio may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for the Cash Portfolio to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, the Cash Portfolio may be subject to delays, expenses and risks that are greater than if the Cash Portfolio had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Cash Portfolio may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Cash Portfolio may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by the Cash Portfolio are generally regarded as illiquid.

MUNICIPAL SECURITIES. The Municipal Portfolio may invest in Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "Notes" and "Bonds." Municipal Notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Notes include Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes. Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "General Obligation" Bonds and "Revenue" Bonds.

REPURCHASE AGREEMENTS. Each Portfolio, other than the Treasury Portfolio and the Municipal Portfolio, may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The repurchase transactions entered into by the Treasury Plus Portfolio and the U.S. Government Portfolio must be collateralized by securities issued by the U.S. Government.

RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to such Portfolios will approximate their par value. Further, some of the demand instruments purchased by such Portfolios derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by AAM, M&I and [ABN AMRO], as applicable.

ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Cash Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Cash Series and U.S. Government Series will each distribute its share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Cash Portfolio elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Cash Portfolio will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The Treasury Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio may invest in zero coupon treasury securities.

                                 MERRIMAC SERIES
                              MERRIMAC CASH SERIES
                            MERRIMAC TREASURY SERIES
                          MERRIMAC TREASURY PLUS SERIES
                         MERRIMAC U.S. GOVERNMENT SERIES
                            MERRIMAC MUNICIPAL SERIES

For investors who want more information about the Funds, the following documents are available free upon request:

- STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

- ANNUAL/SEMI-ANNUAL REPORTS: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting the Funds' at 1-888-MERRMAC. You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.

Information about the Fund (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.






                      Distributed by Funds Distributor Inc.

                                 MERRIMAC SERIES

                              Merrimac Cash Series
                            Merrimac Treasury Series
                          Merrimac Treasury Plus Series
                         Merrimac U.S. Government Series
                            Merrimac Municipal Series


                       STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2001

This Statement of Additional Information (the "SAI") is not a Prospectus, but it relates to the Prospectus of Merrimac Series dated March 1, 2001. Financial Statements are incorporated by reference into this SAI from the Funds' most recent Annual Report. You can get a free copy of the Prospectus for the Merrimac Series or the Funds' most recent annual and semi-annual reports, request other information and discuss your questions about the Funds by contacting the Funds at 1-888-MERRMAC.

Information about the Funds' (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. Reports and other information about the Funds may be obtained on the Commission's Internet site at HTTP://WWW.SEC.GOV.

                                TABLE OF CONTENTS


                                                              Page
Fund History

Description of the Funds, Their
Investments and Risks
  Classification
   Investment Strategies and Risks
   Fund Policies
Management of the Trusts
Control Persons
Investment Advisory and Other Services
  Investment Advisers and
  Sub-Advisers
  Distributor
  Distribution and Shareholder Servicing
    Plans
  Administrator, Transfer Agent,
    Custodian and Fund Accountant
Brokerage Allocation and Other Practices
Capital Stock

Purchase, Redemption and Valuation of
Shares
  Purchase and Redemption of Shares
  Valuation of Shares

Taxation of the Trust
Calculation of Performance Data
Independent Auditors
Counsel

Financial Statements

Appendix

                                  FUND HISTORY

This SAI provides information regarding the Merrimac Series (the "Trust") and five of its funds: Merrimac Cash Series ("Cash Series"), Merrimac Treasury Series ("Treasury Series"), Merrimac Treasury Plus Series ("Treasury Plus Series"), Merrimac U.S. Government Series ("U.S. Government Series") and Merrimac Municipal Series ("Municipal Series") (each, a "Fund" and collectively, the "Funds").

The Trust is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated March 30, 1998, as amended, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").

The Merrimac Cash Portfolio ("Cash Portfolio"), the Merrimac Treasury Portfolio ("Treasury Portfolio"), the Merrimac Treasury Plus Portfolio ("Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio ("U.S. Government Portfolio") and the Merrimac Municipal Portfolio ("Municipal Portfolio") are each a series or sub-trust of the Merrimac Master Portfolio (the "Portfolio Trust"), a common law trust organized under New York law on October 30, 1996, registered as an open-end management investment company under the 1940 Act.

The Cash Portfolio, Treasury Portfolio, Treasury Plus Portfolio, U.S. Government Portfolio and Municipal Portfolio are collectively referred to as (the "Portfolios").

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Trust's current Prospectus dated March 1, 2001 (the "Prospectus"). This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by calling 1-888-MERRMAC. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.

              DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

CLASSIFICATION

Each Fund is a diversified open-end, management investment company and a separate series of the Trust.

MASTER/FEEDER STRUCTURE. Each Portfolio has the same investment objective and restrictions as its corresponding Fund. Because the feeder funds invest all of their investable assets in their corresponding Portfolios, the description of each Fund's investment policies, techniques, specific investments and related risks that follows also applies to the corresponding Portfolio. All five Funds are sometimes referred to in this SAI as feeder funds.

The following are the feeder funds of the Trust and the corresponding master portfolios of the Portfolio Trust in which each invest.

----------------------------------------- --------------------------------------
           FEEDER FUND                                MASTER PORTFOLIO
----------------------------------------- --------------------------------------
Cash Series                               Cash Portfolio
----------------------------------------- --------------------------------------
Treasury Series                           Treasury Portfolio
----------------------------------------- --------------------------------------
Treasury Plus Series                      Treasury Plus Portfolio
----------------------------------------- --------------------------------------
U.S. Government Series                    U.S. Government Portfolio
----------------------------------------- --------------------------------------


                                       2

Municipal Series                          Municipal Portfolio
----------------------------------------- --------------------------------------

In addition to these feeder funds, other feeder funds may invest in these Portfolios, and information about the other feeder funds is available by calling 1-888-637-7622. The other feeder funds invest in the Portfolios on the same terms as the Funds and bear a proportionate share of the Portfolio's expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the Funds, which may produce different investment results.

There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in a Portfolio may reduce the diversification of a Portfolio's investments, reduce economies of scale and increase a Portfolio's operating expenses. If the Portfolio Trust's Board of Trustees approves a change to the investment objective of a Portfolio that is not approved by the Trust's Board of Trustees, a Fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of a fund's interest in its Portfolio, which may be required by the Trust's Board of Trustees without shareholder approval, might cause the fund to incur expenses it would not otherwise be required to pay.

INVESTMENT STRATEGIES AND RISKS

The money market instruments in which the Cash Portfolio invest include short-term U.S. Government securities (defined below), commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements. The Treasury Portfolio invests only in direct obligations of the U.S. Treasury and the Treasury Plus Portfolio invests substantially all of its assets in direct obligations of the U.S. Treasury in U.S. Government Securities (defined below) and in repurchase agreements. The U.S. Government Portfolio invests substantially all of its assets in short-term U.S. Government Securities and in repurchase agreements. The Municipal Portfolio invests in high quality money market instruments issued by municipalities and other issuers. The Municipal Series may take a temporary defensive position when its Sub-adviser determines that market conditions warrant. During these times the Fund may not be pursuing its investments goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.

MATURITY AND DURATION.

Each of the Portfolios has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, each Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 permits each Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate reset provisions.

EXCHANGE COMMERCIAL NOTES ("ECNS"). The Cash Portfolio may invest in ECNs. ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on the Initial Redemption Date (the equivalent of a commercial paper maturity). The extension feature substitutes for bank back-up. Investors receive a premium for giving the issuer the option to extend the maturity. However, investors receive a sizeable additional premium if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper.

FUNDING AGREEMENTS. The Cash Portfolio may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

MUNICIPAL SECURITIES. The Municipal Portfolio may invest in municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes.

MUNICIPAL BONDS. The Municipal Portfolio may invest in Municipal bonds. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds. A Fund's investments in any of the notes described above is limited to those obligations (i) rated in the highest two rating categories by an NRSRO or
(ii) if not rated, of equivalent quality in the Advisor's judgment. Municipal bonds must be rated in the highest four rating categories by an NRSRO at the time of investment or, if unrated, must be deemed by the Sub-adviser of the Municipal Portfolio to have essentially the same characteristics and quality as bonds rated in the above rating categories. The Portfolio may purchase industrial development and pollution control bonds. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

REPURCHASE AGREEMENTS. Each Portfolio except the Treasury Portfolio and the Municipal Portfolio may invest in repurchase agreements. A repurchase agreement is an agreement under which a Portfolio acquires money market instruments (generally U.S. Government Securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by a Portfolio and is unrelated to the interest rate on the instruments. The instruments acquired by a Portfolio (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Portfolio until they are repurchased. The Board of Trustees of the Portfolio Trust will monitor the standards that the investment adviser or sub-adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with a Portfolio. See "Investment Advisory Services" for information regarding the investment adviser and sub-adviser.

The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a Portfolio at a time when their market value has declined, a Portfolio may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by a Portfolio are collateral for a loan by a Portfolio and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the instruments it acquires. It is expected that these risks can be controlled through careful documentation and monitoring.

SECURITIES LENDING. Each Portfolio may lend up to 33 1/3% of its portfolio of securities pursuant to agreements requiring that the loan be continuously secured by cash or equivalent collateral or by a letter of credit or bank guarantee in favor of the Portfolio at least equal at all times to 100% of the market value plus accrued interest on the securities lent. The Portfolio will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily. Loans are subject to termination by the Portfolio or the borrower at any time and are, therefore, not considered to be illiquid investments.

U.S. GOVERNMENT SECURITIES. Each Portfolio may invest in U.S. Government Securities. U.S. Government Securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association ("FNMA").

"WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES. Each Portfolio may invest in securities purchased on a "when-issued" or "delayed delivery" basis. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that a Portfolio enters into the commitment, but interest will not accrue to a Portfolio until delivery of and payment for the securities. Although each such Portfolio will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, each such Portfolio may sell the securities before the settlement date if deemed advisable by their investment adviser or sub-adviser. The Cash, Treasury, Treasury Plus and U.S. Government Portfolios may, with respect to up to 25% of their total assets, enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

Unless the Portfolios have entered into an offsetting agreement to sell the securities purchased on a "when-issued" or "forward commitment" basis, cash or liquid obligations with a market value equal to the amount of a Portfolio's commitment will be segregated with a Portfolio's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of a Portfolio's commitment.

Securities purchased on a "when-issued" and "delayed delivery" basis may have a market value on delivery which is less than the amount paid by a Portfolio. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued," "delayed delivery" and "forward commitment" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will decline in value when interest rates rise.

FUND POLICIES

The Funds and the Portfolios have adopted the following fundamental policies. Each of the Fund's and Portfolio's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of a Fund or a Portfolio, as the case may be, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of a Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of a Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of a Fund or Portfolio.

As a matter of fundamental policy, each Portfolio (Fund), may not:

         (1) purchase any securities that would cause more than 25% of the total assets of the Portfolio at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to U.S. Government Securities or (for the Cash Portfolio (Series), the Treasury Plus Portfolio (Series) and the U.S. Government Portfolio (Series) bank obligations or repurchase agreements collateralized by any of such obligations as applicable; and for the Municipal Portfolio (Series) there is no investment limitation with respect to (i) U.S. Government Securities or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.;

         (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions, provided that borrowing does not exceed an amount equal to 33 1/3% of the current value of the Portfolio's assets taken at market value, less liabilities, other than borrowings;

         (3) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions);

         (4) make loans to any person or firm; provided, however, that the making of a loan shall not include entering into repurchase agreements, and provided further that a Portfolio may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of a Portfolio's total assets;

         (5) engage in the business of underwriting the securities issued by others, except that a Portfolio will not be deemed to be engaging in the business of underwriting with respect to the purchase or sale of securities subject to legal or contractual restrictions on disposition;

         (6) issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act; and

         (7) purchase or sell real estate, commodities, or commodity contracts unless acquired as a result of ownership of securities, and provided further that a Portfolio may invest in securities backed by real estate and in financial futures contracts and options thereon.

If any percentage restriction described above for the relevant Portfolio (Fund), is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the net assets of the Portfolios
(Fund) will not constitute a violation of the restriction. The above restrictions also apply to each Fund, with the exception that a Fund may invest all of its investable assets without limitation in its respective Portfolio.

                            MANAGEMENT OF THE TRUSTS

BOARD OF TRUSTEES

Overall responsibility for management and supervision of the Trust and the Funds rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust or the Funds, including agreements with its distributor, custodian, transfer agent, investment adviser, sub-adviser and administrator. The day-to-day operations of the Funds are delegated to their Sub-Adviser. The SAI contains background information regarding each of the Trustees and executive officers of the Trust.

TRUSTEES AND OFFICERS. The names, addresses, dates of birth and principal occupation(s) during the last five years of the Trustees and officers of the Trust and the Portfolio Trust are listed below. The business address of the Trustees and officers of the Trust and the Portfolio Trust is 200 Clarendon Street, Boston, Massachusetts 02116.

TRUSTEES AND OFFICERS OF THE TRUST

KEVIN J. SHEEHAN, TRUSTEE*, 6/22/51, Director 1990 - present, President June 1992 - present, Chairman and Chief Executive Officer June 1995 - present, Investors Bank & Trust Company, Chairman and Chief Executive Officer June 1995 -present, Investors Financial Services Corp.

FRANCIS J. GAUL, JR., TRUSTEE, 9/25/43, Private Investor July 1998 - present, Director and Principal, Triad Investment Management Company June 1997 - June 1998, Vice President, Triad Investment Management Company (Registered Investment Adviser) July 1996 - May 1997, Vice President & Resident Manager, Goldman Sachs & Co. (Investment Banking & Institutional Sales) June 1993 - January 1995.

EDWARD F. HINES, JR., TRUSTEE, 9/5/45, Partner 1977 - present, Choate, Hall & Stewart.

THOMAS E. SINTON, TRUSTEE, 8/26/32, Retired, Managing Director, Corporate Accounting Policy, April 1993 - October 1996 and Consultant, January 1993 -March 1996, Bankers Trust Company.

GEORGE A. RIO, PRESIDENT, 1/2/55, Executive Vice President, Client Service Director of Funds Distributor, Inc., April 1998 - present; Senior Vice President, Senior Key Account Manager for Putnam Mutual Funds, June 1995 - March 1998; Director of Business Development for First Data Corporation, May 1994 -June 1995; Senior Vice President, Manager of Client Services and Director of Internal Audit at The Boston Company, September 1983 - May 1994.

PAUL J. JASINSKI, TREASURER AND CHIEF FINANCIAL OFFICER, 2/17/47, Managing Director, Investors Bank & Trust Company, 1990 - present.

JOHN F. PYNE, VICE PRESIDENT AND ASSISTANT TREASURER, 7/22/68, Manager, Investors Bank & Trust Company 2000 - present. Assistant Treasurer, State Street Bank 1992 - 2000.

SUSAN C. MOSHER, SECRETARY, 1/29/55, Director, Mutual Fund Administration -Legal Administration, Investors Bank & Trust Company, 1995 - present.

SANDRA I. MADDEN, ASSISTANT SECRETARY, 8/29/66, Associate Counsel, Mutual Fund Administration - Legal Administration, Investors Bank & Trust Company, 1999 -present; Associate at Scudder Kemper Investments, Inc. in the Mutual Fund Administration Group of the Legal Department, 1996-1999.

TRUSTEES AND OFFICERS OF THE PORTFOLIO TRUST

KEVIN J. SHEEHAN, TRUSTEE**, 6/22/51, Director since 1990, President June 1992 -present, Chairman and Chief Executive Officer June 1995 - present, Investors Bank & Trust Company, Chairman and Chief Executive Officer June 1995 - present, Investors Financial Services Corp.

FRANCIS J. GAUL, JR., TRUSTEE, 9/25/43, Private Investor July 1998 - present, Director and Principal, Triad Investment Management Company June 1997 - June 1998, Vice President, Triad Investment Management Company (Registered Investment Adviser) July 1996 - May 1997, Vice President & Resident Manager, Goldman Sachs & Co. (Investment Banking & Institutional Sales) June 1993 - January 1995.

EDWARD F. HINES, JR., TRUSTEE, 9/5/45, Partner 1977 - present, Choate, Hall & Stewart.

THOMAS E. SINTON, TRUSTEE, 8/26/32, Retired, Managing Director, Corporate Accounting Policy, April 1993 - October 1996 and Consultant, January 1993 -March 1996, Bankers Trust Company.

PAUL J. JASINSKI, PRESIDENT, TREASURER AND CHIEF FINANCIAL OFFICER, 2/17/47, Managing Director, Investors Bank & Trust Company, 1990 - present.

JOHN F. PYNE, VICE PRESIDENT AND ASSISTANT TREASURER, 7/22/68, Manager, Investors Bank & Trust Company 2000 - present. Assistant Treasurer, State Street Bank 1992 - 2000.

SUSAN C. MOSHER, SECRETARY, 1/29/55, Director, Mutual Fund Administration -Legal Administration, Investors Bank & Trust Company, 1995.

SANDRA I. MADDEN, ASSISTANT SECRETARY, 8/29/66, Associate Counsel, Mutual Fund Administration - Legal Administration, Investors Bank & Trust Company, 1999 -present; Associate Counsel at Scudder Kemper Investments, Inc. in the Mutual Fund Administration Group of the Legal Department, 1996-1999.

* Indicates that the Trustee is an "interested person" of the Trust as defined in the 1940 Act.

** Indicates that the Trustee is an "interested person" of the Portfolio Trust as defined in the 1940 Act.

COMPENSATION OF THE TRUSTEES AND OFFICERS. Neither the Trust nor the Portfolio Trust compensates the Trustees or officers of the Trust and the Portfolio Trust who are affiliated with Investors Bank or Funds Distributor, Inc. None of the Trustees or officers of the Trust or the Portfolio Trust have engaged in any financial transactions with the Trust or the Portfolio Trust, respectively, during the fiscal year ended December 31, 2000.

The Trustees of the Portfolio Trust are paid an annual retainer of $10,000, payable in equal quarterly installments, and a $2,500 meeting fee for each quarterly meeting attended. Each Fund bears its pro rata allocation of Trustees' fees paid by its corresponding Portfolio to the Trustees of the Portfolio Trust. The Trustees of the Trust are paid a $1,500 meeting fee for each quarterly meeting attended. The following table reflects the compensation paid by the Trust, by the Portfolio Trust and by another related open-end investment company, to each Trustee for the fiscal period ended December 31, 2000.

To Be Updated


                                 Aggregate                 Pension or Retirement             Total Compensation
                                 Compensation              Benefits Accrued as                From Trust and Fund
Name of Trustee                  From the Trust            Part of Fund's Expenses            Complex *
---------------                  --------------            -----------------------            ---------
Kevin J. Sheehan                        $0                            $0                          $0

Francis J. Gaul, Jr.                    $                             $0                          $

Edward F. Hines, Jr.                    $                             $0                          $

Thomas E. Sinton                        $                             $0                          $


*Fund Complex consists of the Trust, the Portfolio Trust, the Merrimac Global Cash Fund and the Merrimac Funds, comprising [twelve] series as of December 31, 2000.

                                 CONTROL PERSONS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. As controlling persons, the Merrimac Cash Fund, the Merrimac Treasury Series, Merrimac Treasury Plus Series and the Merrimac U.S. Government Series each may be able to take actions regarding their corresponding Portfolio without the consent or approval of other interest holders.

To Be Updated

As of February 1, 2000, the Merrimac Cash Fund beneficially owned approximately % of the outstanding interests of the Cash Portfolio and therefore, was deemed to control the Cash Portfolio and the Merrimac Cash Series beneficially owned approximately % of the outstanding interests of the Cash Portfolio.

As of February 1, 2000, the Merrimac Treasury Series owned 100% of the outstanding interests of the Treasury Portfolio and, therefore, was deemed to control the Treasury Portfolio.

As of February 1, 2000, the Merrimac Treasury Plus Series owned 100% of the outstanding interests of the Treasury Plus Portfolio and, therefore, was deemed to control the Treasury Plus Portfolio.

As of February 1, 2000, the Merrimac U.S. Government Series owned 100% of the outstanding interests of the U.S. Government Portfolio and, therefore, was deemed to control the U.S. Government Portfolio.

As of February 1, 2000 the Merrimac Municipal Series had not yet commenced operations.

As of February 1, 2000, Trustees and officers of the Trust owned in the aggregate less than 1% of any of the Portfolios.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISERS AND SUB-ADVISERS

The Portfolios each retain Investors Bank & Trust Company ("Investors Bank" or the "Adviser") as their investment adviser. The Investment Adviser Agreements (the "Adviser Agreements") between Investors Bank and each of the Portfolios provides that Investors Bank will manage the operations of the Portfolios, subject to the policies established by the Board of Trustees of the Trust. Investors Bank also provides office space, facilities, equipment and personnel necessary to supervise the Portfolios' operations and pays the compensation of each such Portfolio's officers, employees and directors who are affiliated with Investors Bank. The Portfolios, each pay Investors Bank a unitary fee the services provided as Investment Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. For a description of the rate of compensation that the Portfolios pay Investors Bank under the Adviser Agreements, see "Administrator, Transfer Agent and Fund Accountant" below.

Each Portfolio pays Investors Bank a fee for its services. The fee paid to Investors Bank by the each of the Portfolios for the fiscal years ending December 31 are as follows:


     ---------------------------------- --------------------- ------------------------ ----------------------
                 PORTFOLIO                      1998                   1999                    2000
     ---------------------------------- --------------------- ------------------------ ----------------------
     Cash Portfolio                         $1,760,305*             $2,117,982
     ---------------------------------- --------------------- ------------------------ ----------------------
     Treasury Portfolio                       $98,068                $302,524
     ---------------------------------- --------------------- ------------------------ ----------------------
     Treasury Plus Portfolio                    N/A                 $397,835**
     ---------------------------------- --------------------- ------------------------ ----------------------
     U.S. Government Portfolio                  N/A                  $123,332
     ---------------------------------- --------------------- ------------------------ ----------------------
     Municipal Portfolio                        N/A                     N/A
     ---------------------------------- --------------------- ------------------------ ----------------------

* Investors Bank waived $384,213 in fees during the fiscal year ended December 31, 1998.

** For the period January 22, 1999 (commencement of operations) to December 31, 1999

***For the period June 29, 1999 (commencement of operations) to December 31,
1999

Pursuant to Investment Sub-Adviser Agreements, Investors Bank has retained Allmerica Asset Management, Inc. ("AAM") as sub-adviser to the Cash Portfolio and the U.S. Government Portfolio. AAM is compensated by Investors Bank at no additional cost to the Cash Portfolio and the U.S. Government Portfolio. Subject to the supervision of Investors Bank and of the Portfolio Trust's Board of Trustees, AAM furnishes to the Cash Portfolio and the U.S. Government Portfolio investment research, advice and supervision and determines what securities will be purchased, held or sold by the Cash Portfolio and the U.S. Government Portfolio. AAM is rendered an annual fee, computed and paid monthly, based on the average net assets ("ANA") of each of the Cash Portfolio and the U.S. Government Portfolio according to the following schedule: 0.09% on the first $500 million in assets; 0.07% on the next $500 million in assets, and 0.06% on assets exceeding $1 billion.

Prior to September 1, 1998, the Cash Portfolio was advised by The Bank of New York ("BNY") and was paid an annual fee, computed and paid monthly, based on 0.08% of the ANA of the Cash Portfolio. The amount paid by Investors Bank to BNY for the period January 1, 1998 to August 31, 1998 was $429,014. The amount paid by Investors Bank to AAM as sub-adviser to the Cash Portfolio for the period September

1, 1998 to December 31, 1998 was $233,588 and for the fiscal years ended December 31, 1999 and December 31, 2000 was $947,094 and $ , respectively. The amount paid by Investors Bank to AAM as sub-adviser to the U.S. Government Portfolio for the period June 29, 1999 (commencement of operations) to December 31, 1999 and for the fiscal year ended December 31, 2000 was $65,311 and $ , respectively.

Pursuant to Investment Sub-Adviser Agreements, Investors Bank has retained M&I Investment Management Corp. ("M&I") as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. M&I is compensated by Investors Bank at no additional cost to the Treasury Portfolio and the Treasury Plus Portfolio. Subject to the supervision of Investors Bank and of the Portfolio Trust's Board of Trustees, M&I furnishes to the Treasury Portfolio and the Treasury Plus Portfolio investment research, advice and supervision and determines what securities will be purchased, held or sold by the Treasury Portfolio and the Treasury Plus Portfolio. M&I is rendered an annual fee, computed and paid monthly, based on 0.08% of the ANA of each of the Treasury Portfolio and the Treasury Plus Portfolio. Until January 4, 1999, the Treasury Portfolio was advised by Aeltus Investment Management, Inc. ("Aeltus") who received fees at the same rate as M&I currently receives. The amount accrued and paid by Investors Bank to Aeltus for fiscal year ended 1998 was $46,158 and for 1999 was $755. The amount paid by Investors Bank to M&I as sub-adviser to the Treasury Portfolio for the fiscal year ended December 31, 1999 and December 31, 2000 was $145,788 and $ , respectively. The amount paid by Investors Bank to M&I as sub-adviser to the Treasury Plus Portfolio for the period beginning January 22, 1999 (commencement of operations) to December 31, 1999 and for the fiscal year ended December 31, 2000 was $183,100 and $ , respectively.

Pursuant to Investment Sub-Adviser Agreements, Investors Bank has retained ABN AMRO Asset Management (USA) LLC (ABN AMRO) as sub-adviser to the Municipal Portfolio. ABN AMRO is compensated by Investors Bank at no additional cost to the Municipal Portfolio. Subject to the supervision of Investors Bank and of the Portfolio Trust's Board of Trustees, ABN AMRO furnishes to the Municipal Portfolio investment research, advice and supervision and determines what securities will be purchased, held or sold by the Municipal Portfolio. ABN AMRO is rendered an annual fee, computed and paid monthly, based on the average net assets ("ANA") of the Municipal Portfolio according to the following schedule: 0.xx% on the first $xx million in assets.

The Portfolios bear the expenses of their operations other than those incurred by AAM, M&I or ABN AMRO, respectively. Among the other expenses, the Portfolios pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of shareholder reports; registration and reporting fees and expenses; and the Portfolio Trust's Trustee fees and expenses.

The Investment Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the Sub-advisers of each Fund's investment policies and guidelines. The Investment Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolios' Board of Trustees. The Investment Adviser, the Portfolios' and the Funds' have jointly requested exemptive relief from the Securities and Exchange Commission (the "SEC") to permit the Investment Adviser and the Portfolios to add or terminate Sub-advisers without shareholder approval.

DISTRIBUTOR

Shares of the Funds are continuously distributed by Funds Distributor, Inc. (the "Distributor") pursuant to a Distribution Agreement with the Trust dated June 1, 1998. The Distributor makes itself available to receive purchase orders for the Funds' shares. Pursuant to the Distribution Agreement, the Distributor has agreed to use its best efforts to obtain orders for the continuous offering of the Funds' shares. The

Distributor receives no commissions or other compensation from the Funds for its services, but receives compensation from Investors Bank for services it performs in acting as the Funds' Distributor.

The Distributor is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109 and is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

The Board of Trustees of the Trust has adopted a Plan of Distribution (the "Distribution Plan") under Rule 12b-1 of the 1940 Act with respect to the Investment Class of shares of each Fund after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. The Distribution Plan provides that the Distribution Agent (defined therein) shall receive a fee from each Fund at an annual rate not to exceed 0.25% of the average daily net assets of such Fund attributable to shareholders who are clients of the Distribution Agent, plus reimbursement of direct out of pocket expenditures incurred in connection with the offer or sale or shares, including expenses relating to the preparation, printing and distribution of sales literature and reports.

The Distribution Plan will continue in effect only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Trustees of the Trust who are not "interested persons" of the Trust (the "Disinterested Trustees"). The Distribution Plan may be terminated with respect to a Fund at any time by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding voting shares of such Fund.

The Board of Trustees of the Trust have also adopted a Shareholder Servicing Plan (the "Servicing Plan") with respect to the Institutional Class and the Investment Class of each Fund after having concluded that there is a reasonable likelihood that the Servicing Plan will benefit the Funds and their shareholders. The Servicing Plan provides that the Shareholder Servicing Agent shall receive a fee from each Fund at an annual rate not to exceed 0.25% of the average daily net assets of such Fund.

The Servicing Plan will continue in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Qualified Trustees. The Servicing Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust and that the Trustees review a written report of the amounts expended pursuant to the Servicing Plan and the purposes for which such expenditures were made. The Servicing Plan further provides that the selection and nomination of the Trust's Qualified Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Servicing Plan may be terminated at any time by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the outstanding voting shares of such Fund. The Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of such Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees.

ADMINISTRATOR, TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT

Investors Bank serves as Administrator to the Funds and IBT Trust & Custodial Services (Ireland) LMTD ("IBT Ireland"), a subsidiary of Investors Bank, serves as Administrator to the Portfolios. The services provided by Investors Bank and IBT Ireland include certain accounting, clerical and bookkeeping services, Blue Sky (for the Funds only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.

Investors Bank also serves as transfer and dividend paying agent for the Funds and IBT Fund Services (Canada) Inc., ("IBT Canada") a subsidiary of Investors Bank, serves as transfer and dividend paying agent for the Portfolios. As transfer agent, Investors Bank is responsible for the issuance, transfer and redemption of interests, the establishment and maintenance of accounts and the payment of distributions for each Fund and IBT Canada is responsible for maintaining records of holders in interest and for the payment of distributions for each Portfolio.

Investors Bank also acts as custodian for the Funds and for the Portfolios. As custodian, Investors Bank holds cash, securities and other assets of the Funds and the Portfolios as required by the 1940 Act. IBT Canada also serves as fund accounting agent for the Funds and the Portfolios. As fund accounting agent, IBT Canada performs certain accounting, clerical and bookkeeping services, and the daily calculation of net asset value for each Fund and Portfolio.

For its services as Investment Adviser, Administrator, Transfer Agent, Custodian and Fund Accounting Agent, the Cash Portfolio, the Treasury Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio each pay Investors Bank an aggregate fee, which is calculated daily and paid monthly, at an annual rate of 0.17% of the ANA of such Portfolio, and the Municipal Portfolio pays an aggregate fee, which is calculated daily and paid monthly, at an annual rate of 0.XX% of its ANA. For its services as Administrator, Transfer Agent, Custodian and Fund Accounting Agent, the Funds each pay Investors Bank an aggregate fee, which is calculated daily and paid monthly, at an annual rate of 0.01% of ANA of such Fund.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

Purchases and sales of securities for the Portfolios usually are principal transactions. Securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios do not anticipate paying brokerage commissions. Any transaction for which the Portfolios pay a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include the spread between the bid and asked price.

Allocations of transactions, including their frequency, to various dealers is determined by the respective Sub-Advisers in their best judgment and in a manner deemed to be in the best interest of each of the Funds and the other investors in the Portfolios rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by the Sub-Advisers. If, however, the Portfolios and other accounts managed by its Sub-Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Portfolio or the size of the position obtainable for that Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other accounts managed by their Sub-Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                                  CAPITAL STOCK

Under the Master Trust Agreement, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of each Fund. The Master Trust Agreement authorizes the Board of Trustees to divide the shares into any number of classes or series, each class or series having such designations, powers, preferences, rights, qualifications, limitations and restrictions, as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the other classes or series in various characteristics.

The Trust generally is not required to hold meetings of its shareholders. Under the Master Trust Agreement, however, shareholder meetings will be held in connection with the following matters: (1) the election or removal of Trustees if a meeting is called for such purpose; (2) the adoption of any investment advisory contract; (3) any amendment of the Master Trust Agreement (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (4) such additional matters as may be required by law, the Master Trust Agreement, the By-laws of the Trust or any registration of the Trust with the SEC or any state, or as the Trust's Trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his successor or until such Trustee sooner dies, resigns or is removed by a vote of two-thirds of the shares entitled to vote, or a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders. A shareholders' meeting shall be held for the purpose of voting upon the removal of a Trustee upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Master Trust Agreement provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of Trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Master Trust Agreement, such as termination or reorganization of the Trust and certain amendments of the Master Trust Agreement, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Master Trust Agreement specifically authorizes the Board of Trustees to terminate the Trust (or any series Fund thereof) by notice to the shareholders without shareholder approval. The Board of Trustees may by amendment to the Master Trust Agreement add to, delete, replace or otherwise modify any provisions relating to any series or class, provided that before adopting any such amendment without shareholder approval, the Board of Trustees determined that it was consistent with the fair and equitable treatment of all shareholders and, if shares have been issued, shareholder approval shall be required to adopt any amendments which would adversely affect to a material degree the rights and preferences of the shares of any series or class.

Each share of a Fund has equal voting rights with every other share of a Fund, and all shares of a Fund vote as a single group except where a separate vote of any class is required by the 1940 Act, the laws of the State of Delaware, the Master Trust Agreement or the By-Laws, or as the Board may determine in its sole discretion. Where a separate vote is required with respect to one or more classes, then the shares of all other classes vote as a single class, provided that, as to any matter which does not affect the interest of a particular class, only the holders of shares of the one or more affected classes is entitled to vote.

Interests in each Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. The Portfolio Trust normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolio Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of the Portfolio Trust continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in a Portfolio may call a meeting of holders in such Portfolio for the purpose of removing any Trustee. A Trustee of the Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolio Trust qualified to vote in the election. The 1940 Act requires the Portfolio Trust to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in a Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to holders. Each holder in a Portfolio is entitled to a vote in proportion to its percentage interest in such Portfolio

If at any time a Fund receives notice of a meeting of shareholders of a Portfolio in which the Fund invests, the Fund will seek instructions from its shareholders with regard to the voting of the Fund's interests in the Portfolio and will vote such interests in accordance with such instructions. Alternatively, the Fund may elect to vote its interests in the Portfolio in the same proportion as the vote of all other holders of interests in the Portfolio.

                  PURCHASE, REDEMPTION AND VALUATION OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Information on how to purchase and redeem shares and the time at which net asset value of each share is determined is included in the Prospectus.

The Trust may suspend the right to redeem Fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange ("NYSE") and the Federal Reserve Bank ("Fed") are closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Fund.

The Trust intends to pay redemption proceeds in cash for all Fund shares redeemed. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash. The Portfolios have advised the Trust that the Portfolios will not redeem in-kind except in circumstances in which a Fund is permitted to redeem in-kind or except in the event a Fund completely withdraws its interest from a Portfolio.

VALUATION OF SHARES

The following is a description of the procedures used by the Funds in valuing their assets.

The investment securities in the Portfolios are valued based upon the amortized cost method which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides consistency in valuation, it may result in periods during which the stated value of a security is higher or lower than the price a Portfolio would receive if the security were sold. This method of valuation is used in order to stabilize the NAV of shares of each Fund at $1.00; however, there can be no assurance that each Fund's NAV will always remain at $1.00 per share.

                              TAXATION OF THE TRUST

Each Fund is treated as a separate entity for accounting and tax purposes. Each Fund will elect (when it files its initial federal tax return) to be treated and to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to Federal income tax on its investment company taxable income (i.e., all taxable income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss) and net capital gain which are distributed to shareholders in accordance with the timing and other requirements of the Code.

Each Portfolio is treated as a partnership for federal income tax purposes. As such, a Portfolio is not subject to federal income taxation. Instead, a Fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from its corresponding Portfolio. Because a Fund invests its assets in its corresponding Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for its corresponding Fund to satisfy them. Each Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. A Portfolio will make allocations to its corresponding Fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid Federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund will be deemed (i) to own its proportionate share of each of the assets of its corresponding Portfolio and
(ii) to be entitled to the gross income of the Portfolio attributable to such share.

Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by a Fund during October, November or December but paid during the following January. Such distributions will be taxable to taxable shareholders as if received on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

At the discretion of the officers of a Fund, each Fund will distribute net realized capital gains. For federal income tax purposes, a Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders.

If a Portfolio invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with an original issue discount (or with market discount if an election is in effect to include market discount in income currently), the Portfolio must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including its distributive share of such income accrued by the Portfolio, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to enable the Fund to satisfy the distribution requirements.

Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be taxable as described in the Prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received. As a result of the enactment of the Taxpayer Relief Act of 1997 (the "1997 TRA") on August 5, 1997, gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the 1997 TRA that (subject to possible modification by any "technical corrections" that may be enacted) will enable the Funds to pass through to their shareholders the benefits of the capital gains tax rates contained in the 1997 TRA. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances.

It is anticipated that, due to the nature of each Portfolio's investments, no portion of any Fund's distributions will generally qualify for the dividends received deduction. A Fund's distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent the Fund was allocated dividend income of its corresponding Portfolio from stock investments in U.S. domestic corporations.

Dividends and certain other distributions may be subject to "backup withholding" of federal income tax at a 31% rate for shareholders who fail to provide required taxpayer identification numbers or related certifications, provide incorrect information, or are otherwise subject to such withholding.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax adviser for more information.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to any foreign investors (who may be subject to withholding or other taxes) or certain other classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) investments in certain U.S. Government Securities, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if any, of the Fund's indirect ownership (through the Portfolio) of any such obligations, the Federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Municipal Series intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from Federal income tax. So long as this and certain other requirements are met, dividends consisting of such Fund's net tax-exempt interest income will be exempt interest dividends, which are exempt from federal income tax in the hands of the shareholders of the Fund, but may have alternative minimum tax consequences.

A Fund may sell securities short "against the box." Under certain circumstances, these transactions may be treated as constructive sales, resulting in the recognition of gain to the Fund. The Municipal Series' interest on indebtedness incurred by a shareholder in order to purchase or carry shares in the Municipal Series is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to the Municipal Series and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends. In addition, the Code may require a shareholder who receives exempt- interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should 59 consult their tax advisers before purchasing shares in the Municipal Series. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of dividends received from the Municipal Series may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal excess

"passive investment income." Shareholders of the Municipal Series should consult their tax advisers to determine whether any portion of the income dividends received from the Municipal Series is considered tax exempt in their particular states. Issuers of bonds purchased by the Municipal Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time. Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Municipal Series to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends."

                         CALCULATION OF PERFORMANCE DATA

From time to time, each of the Funds may quote their "yield" and "effective yield" information in advertisements, reports and other communications to shareholders and compare their performance figures to those of other funds or accounts with similar objectives and to relevant indices. Such performance information will be calculated as described below. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

YIELD

The current yield for the Funds is computed by (a) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and
(c) annualizing the results (i.e., multiplying the base period return by 365/7).

The Funds' 7-day yield for the period ended December 31, 2000, was as follows:


    CLASS          CASH SERIES    TREASURY SERIES    TREASURY PLUS SERIES   U.S. GOVERNMENT SERIES    MUNICIPAL SERIES*

   Premium                                                                                              NA
Institutional                                                                                           NA
 Investment            NA               NA                NA                    NA                      NA


* The Municipal Series had not commenced operations as of December 31, 2000.

EFFECTIVE YIELD

In addition, the Funds may calculate a compound effective annualized yield by determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted according to the following formula:

    Effective Yield = [( Base Period return +1 ) (365/7 exponentional power)] - 1 (i.e. adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.)

The net change in the value of the account reflects the value of additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation.

The Funds' 7-day effective yield for the period ended December 31, 2000, was as follows:


    CLASS          CASH SERIES    TREASURY SERIES    TREASURY PLUS SERIES   U.S. GOVERNMENT SERIES    MUNICIPAL SERIES*
   Premium                                                                                              NA
Institutional                                                                                           NA
 Investment            NA               NA                NA                    NA                      NA


* The Municipal Series had not commenced operations as of December 31, 2000.

TAX EQUIVALENT YIELDS

Tax Equivalent yields are computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. Yield = 2[((a-b)/(cd) + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

TOTAL RETURN

The Funds may advertise performance in terms of average annual total return for 1-, 5-, and 10 year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according the following formula: subtracting the NAV per share at the beginning of the period from the NAV per share at the end of the period
(after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the NAV per share at the beginning of the period. In particular, the Funds' average annual total return ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(1+T)n=ERV.

Past performance quotations should not be considered as representative of any Fund's performance for any specified period in the future. The Funds' performance may be compared in sales literature to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance.

To Be Filed by Amendment

The following are the average annual total returns for the fiscal year ended December 31, 2000 and since the inception for each Class of the Cash Series (which is a separate feeder fund that invests all of its assets in the Cash Portfolio).

         ------------------------- -------------------------- ----------------------- -----------------------
                                                                                         COMMENCEMENT OF
         CASH SERIES               DECEMBER 31, 2000          SINCE INCEPTION               OPERATIONS
         ------------------------- -------------------------- ----------------------- -----------------------
         PREMIUM CLASS                                                                June 25, 1998
         ------------------------- -------------------------- ----------------------- -----------------------
         INSTITUTIONAL CLASS                                                          June 25, 1998
         ------------------------- -------------------------- ----------------------- -----------------------
         INVESTMENT CLASS                                                             December xx, 2000
         ------------------------- -------------------------- ----------------------- -----------------------

The following are the average annual total returns for the fiscal year ended December 31, 2000 and since the inception for each Class of the Treasury Series (which is a separate feeder fund that invests all of its assets in the Treasury Portfolio).

         ------------------------- -------------------------- ----------------------- -----------------------
                                                                                         COMMENCEMENT OF
         TREASURY SERIES           DECEMBER 31, 2000          SINCE INCEPTION               OPERATIONS
         ------------------------- -------------------------- ----------------------- -----------------------
         PREMIUM CLASS                                                                February 19, 1999
         ------------------------- -------------------------- ----------------------- -----------------------
         INSTITUTIONAL CLASS                                                          June 25, 1998
         ------------------------- -------------------------- ----------------------- -----------------------
         INVESTMENT CLASS                                                             December xx, 2000
         ------------------------- -------------------------- ----------------------- -----------------------

The following are the average annual total returns for the fiscal year ended December 31, 2000 and since the inception for each Class of the Treasury Plus Series (which is a separate feeder fund that invests all of its assets in the Treasury Plus Portfolio).

         ------------------------- -------------------------- ----------------------- -----------------------
                                                                                         COMMENCEMENT OF
         TREASURY PLUS SERIES      DECEMBER 31, 2000          SINCE INCEPTION               OPERATIONS
         ------------------------- -------------------------- ----------------------- -----------------------
         PREMIUM CLASS                                                                May 1, 2000
         ------------------------- -------------------------- ----------------------- -----------------------
         INSTITUTIONAL CLASS                                                          January 22, 1999
         ------------------------- -------------------------- ----------------------- -----------------------
         INVESTMENT CLASS                                                             December xx, 2000
         ------------------------- -------------------------- ----------------------- -----------------------

The following are the average annual total returns for the fiscal year ended December 31, 2000 and since the inception for each Class of the U.S. Government Series (which is a separate feeder fund that invests all of its assets in the U.S. Government Portfolio).

         ------------------------- -------------------------- ----------------------- -----------------------
                                                                                         COMMENCEMENT OF
         U.S. GOVERNMENT SERIES    DECEMBER 31, 2000          SINCE INCEPTION               OPERATIONS
         ------------------------- -------------------------- ----------------------- -----------------------
         PREMIUM CLASS                                                                May 1, 2000
         ------------------------- -------------------------- ----------------------- -----------------------
         INSTITUTIONAL CLASS                                                          June 29, 1999
         ------------------------- -------------------------- ----------------------- -----------------------
         INVESTMENT CLASS                                                             December xx, 2000
         ------------------------- -------------------------- ----------------------- -----------------------

The Municipal Series had not commenced operations as of December 31, 2000.

Each Fund's performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and its operating expenses. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of a Fund's performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, a Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time.

                              INDEPENDENT AUDITORS

Ernst & Young LLP serves as the independent auditors to the Trust and the Portfolio Trust.

                                     COUNSEL

Goodwin, Procter & Hoar LLP serves as counsel to the Trust and the Portfolio Trust.

                              FINANCIAL STATEMENTS

The Cash Series, Treasury Series, Treaury Plus Series and U.S. Government Series financial statements contained in the 2000 Annual Reports of the Merrimac Series' have been audited by Ernst & Young LLP, independent auditors, and are incorporated by reference into this SAI. Copies of the Merrimac Series 2000 Annual Report may be obtained by calling 1-888-MERRMAC.

                                    APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of short-term debt ratings have been published by Standard & Poor's Ratings Service ("Standard & Poor's"), Moody's Investors Service ("Moody's"), Fitch's IBCA Investors Service ("Fitch"), and Duff and Phelps ("Duff"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.

A -- Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper issues rated A-1 by Standard & Poor's reflect a very strong degree of safety of timely payment. Commercial paper issues rated A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations. Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Commercial paper issues rated Fitch-2 are regarded as having only a slightly less assurance of timely payment than those issues rated Fitch-1.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. The rating Duff-2 is regarded as having good certainty of timely payment with sound liquidity factors supported by good asset protection. Risk factors are small.

DESCRIPTION OF LONG-TERM DEBT RATINGS

The following is a description of Moody's debt instrument (corporate and municipal debt) ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following is a description of Standard & Poor's debt instrument (corporate and municipal debt) ratings:

Standard & Poor's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Plus (+) or minus (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

BANK WATCH LONG-TERM DEBT RATINGS

The following is a description of Thomson Bank Watch's debt instrument ratings:

Long-Term Debt Ratings assigned by THOMSON BANK WATCH ALSO WEIGH HEAVILY GOVERNMENT OWNERSHIP AND SUPPORT. The quality of both the company's management and franchise are of even greater importance in the Long-Term Debt Rating decisions. Long-Term Debt Ratings look out over a cycle and are not adjusted frequently for what is believed to be short-term performance aberrations.

Long-Term Debt Ratings can be restricted to local currency debt - ratings will be identified by the designation LC. In addition, Long-Term Debt Ratings may include a plus (+) or minus (-) to indicate where within the category the issue is placed. BANK WATCH Long-Term Debt Ratings are based on the following scale:

INVESTMENT GRADE

AAA                                                                       LC-AAA

         Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA                                                                         LC-AA

         Indicates a very strong ability to repay principal and interest on a timely basis, within limited incremental risk compared to issues rated in the highest category.

A                                                                           LC-A
         Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB                                                                       LC-BBB

         The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE - MAY BE SPECULATIVE IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.

BB                                                                         LC-BB

         While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B                                                                           LC-B

         Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

CCC                                                                       LC-CCC

         Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC                                                                         LC-CC

         CC is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

D                                                                           LC-D

         Default

SHORT TERM MUNICIPAL LOANS.

S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG/VMIG-1 group.

BANK WATCH SHORT-TERM DEBT RATINGS

The following is a description of Thomson Bank Watch's debt instrument ratings:

THOMSON BANK WATCH ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

-        Government Guarantees

-        Government Or Quasi-Government Ownership Or Control

-        The Degree Of Concentration In The Banking System

-        Government Precedent

As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be "pass/fail" but rather to provide a relative indication of creditworthiness. Therefore, obligations rated TBW-3 are still considered investment-grade.

These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

TBW-1                                                                       LC-1

         The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2                                                                       LC-2

         The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3                                                                       LC-3

         The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4                                                                       LC-4

         The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                     PART C

ITEM 23. EXHIBITS:

(a)      (1)  Master Trust Agreement, effective as of March 30, 1998 (1)
         (2)  Amendment No. 1 to the Master Trust Agreement (3)
         (3)  Amendment No. 2 to the Master Trust Agreement (5)

(b)      By-Laws (1)

(c)      Not Applicable

(d) (1) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank & Trust Company ("Investors Bank")(Cash Portfolio) (1)

    (2) Investment Adviser Agreement between Standish, Ayer & Wood Master Portfolio and Standish, Ayer and Wood, Inc. ("Standish")(STAR Portfolio) (1)

    (3) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Treasury Portfolio) (3)

    (4) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Treasury Plus Portfolio) (4)

    (5) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (U.S. Government Portfolio) (6)

    (6) Form of Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank (Municipal Portfolio) is filed herein.

    (7) Investment Sub-Adviser Agreement between Investors Bank and Allmerica Asset Management, Inc. (Cash Portfolio) (3)

    (8) Investment Sub-Adviser Agreement between Investors Bank and M&I Investment Management Corp. (Treasury Portfolio) (4)

    (9) Investment Sub-Adviser Agreement between Investors Bank and M&I Investment Management Corp. (Treasury Plus Portfolio) (4)

    (10) Investment Sub-Adviser Agreement between Investors Bank and Allmerica Asset Management, Inc. (U.S. Government Portfolio) (6)

    (11) Form of Investment Sub-Adviser Agreement between Investors Bank and ABN AMRO Asset Management (USA), Inc. (Municipal Portfolio) is filed herein.

(e) Distribution Agreement between Registrant and Funds Distributor Inc. ("Funds Distributor") (3)

(f)      Not Applicable

(g)      Custodian Agreement between Registrant and Investors Bank (3)

(h) (1)  Administration Agreement between Registrant and Investors Bank (3)

    (2) Transfer Agency and Service Agreement between Registrant and Investors Bank (2)

    (3) Third Party Feeder Fund Agreement among Registrant, Standish, Ayer & Wood Master Portfolio, Investors Bank and Standish (4)

    (4)  Agreement between Funds Distributor and Investors Bank (2)

(i) (1)  Opinion of Counsel to be filed by amendment.

(j) (1) Consent of Independent Auditors, Ernst & Young LLP to be filed by amendment.

    (2) Consent of Independent Auditors, PricewaterhouseCoopers LLP to be filed by amendment.

(k)      Not Applicable

(l)      Purchase Agreement (2)

(m) (1)  Shareholder Servicing Plan with respect to Institutional Class Shares
         (2)

    (2)  Shareholder Servicing Plan with respect to Investment Class Shares (2)

    (3) Shareholder Servicing Agreement with respect to Institutional Class Shares (2)

    (4) Form of Shareholder Servicing Agreement with respect to Investment Class Shares (1)

    (5)  Distribution Plan with respect to Investment Class Shares (2)

(n)      None

(o)      Multiple Class Expense Allocation Plan (Rule 18f-3) (2)

    (1) Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed April 8, 1998 (Accession No. 0001029869-98-000483).

    (2) Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed June 18,1998 (Accession No. 0001029869-98-000820).

    (3) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed October 30, 1998 (Accession No. 0001029869-98-001219).

    (4) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed February 25, 1999 (Accession No. 0000897436-99-000033).

    (5) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed March 19, 1999 (Accession No. 0000897436-99-000061).

    (6) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed on April 19, 2000 (Accession No. 0000897436-00-000160).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

As of December 8, 2000, the following shareholders were deemed to be a "control person" of the Trust as such term is defined in the 1940 Act.

                                NAME AND ADDRESS OF              NATURE OF             PERCENT
    TITLE OF CLASS               BENEFICIAL OWNER                BENEFICIAL          OF PORTFOLIO
    --------------               ----------------                OWNERSHIP           ------------
                                                                 ---------

Cash Series -           Saturn & Co                           Direct Ownership
Institutional Class     c/o Investors Bank & Trust Co.                                  95.10%
                        PO Box 9130 FPG90
                        Boston, MA  02117
U.S. Government         Funds Distributors Inc.
Series - Premium Class  60 State Street                       Direct Ownership           100%
                        Suite 1300
                        Boston, MA  02109
U.S. Government         Saturn & Co.
Series -                c/o Investors Bank & Trust Co.        Direct Ownership           100%
Institutional Class     PO Box 9130 FPG90
                        Boston, MA  02117
Treasury Series -       M&I National Trust Company            Direct Ownership          56.99%
Premium Class           PO Box 1980
                        West Bend, WI  53095
Treasury Series -       Maril & Co.                           Direct Ownership          41.39%
Premium Class           1000 N. Water Street 14th Flr.
                        Milwaukee, WI  53202
Treasury Series -       Saturn & Co.                          Direct Ownership           100%
Institutional Class     c/o Investors Bank & Trust Co.
                        PO Box 9130 FPG90
                        Boston, MA  02117
Treasury Plus Series    Miaz & Co.                            Direct Ownership          70.63%
- Premium Class         1000 N. Water Street 14th Flr.
                        Milwaukee, WI  53202
Treasury Plus Series    Maril & Co.                           Direct Ownership          29.37%
- Premium Class         1000 N. Water Street 14th Flr.
                        Milwaukee, WI  53202
Treasury Plus Series -  Saturn & Co.                          Direct Ownership          99.96%
Institutional Class     c/o Investors Bank & Trust Co.
                        PO Box 9130 FPG90
                        Boston, MA  02117

ITEM 25.  INDEMNIFICATION.

Under Article VI, Section 6.4 of the Registrant's Master Trust Agreement to the fullest extent permitted by law, the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time from funds attributable to the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Investors Bank serves as investment adviser to the Merrimac Cash Portfolio, the Merrimac Treasury Portfolio and the Merrimac Treasury Plus Portfolio. Investors Bank was organized in 1969 as a Massachusetts-chartered trust company and provides domestic and global custody, multi-currency accounting, institutional transfer agency, performance measurement, foreign exchange, securities lending, mutual fund administration and investment advisory services to a variety of financial asset managers, including mutual fund complexes, investment advisers, banks and insurance companies. The business, profession, vocation or employment of a substantial nature that each director or officer of Investors Bank is or has been, at any time during the past two fiscal years, engaged in for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Business and Other

                                                       Positions Within
Name                      Position with Adviser        Last Two Years
----                      ---------------------        --------------
Kevin J. Sheehan          President & Chief            President since June
                          Executive Officer            1992;Chief Executive
                                                       Officer since June 1995

Michael F. Rogers         Executive Vice               since September 1993


                          President

Karen C. Keenan           Senior Vice President &      Treasurer since
                          Chief Financial Officer      September 1997; and
                                                       Treasurer, Senior Vice
                                                       President and Chief
                                                       Financial Officer since
                                                       June 1995

Edmund J. Maroney         Senior Vice President --     since July 1991
                          Technology

Robert D. Mancuso         Senior Vice President --     since September 1993
                          Marketing and Client
                          Services

David F. Flynn            Senior Vice President --     since April 1992
                          Lending

John E. Henry             General Counsel &            since January 1997;
                          Secretary                    General Counsel &
                                                       Assistant Secretary
                                                       since February 1996

James M. Oates            Director                     Chairman of IBEX
                                                       Capital Markets, LLC
                                                       since 1996; Managing
                                                       Director of The Wydown
                                                       Group 1994-1996

Thomas P. McDermott       Director                     Managing Director of
                                                       TPM Associates since
                                                       1994

Frank B. Condon           Director                     Chief Executive
                                                       Officer & Chairman of
                                                       The Woodstock
                                                       Corporation from 1993
                                                       to April 1997

Phyllis S. Swersky        Director                     President of the
                                                       Meltech Group since
                                                       1995; President &
                                                       Chief Executive
                                                       Officer of The NET
                                                       Collaborative from
                                                       1996 to 1997

Donald G. Friedl          Director                     President of All
                                                       Seasons Services from
                                                       1986 to January 1997

Robert B. Fraser          Director                     Retired, Formerly,
                                                       Chairman of Goodwin,

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

         American Century California Tax-Free and Municipal Funds
         American Century Capital Portfolios, Inc.
         American Century Government Income Trust
         American Century International Bond Funds
         American Century Investment Trust
         American Century Municipal Trust
         American Century Mutual Funds, Inc.
         American Century Premium Reserves, Inc.
         American Century Quantitative Equity Funds
         American Century Strategic Asset Allocations, Inc.
         American Century Target Maturities Trust
         American Century Variable Portfolios, Inc.
         American Century World Mutual Funds, Inc.
         The Brinson Funds
         CDC MPT+ Funds
         Dresdner RCM Capital Funds, Inc.
         Dresdner RCM Global Funds, Inc.
         Dresdner RCM Investment Funds Inc.
         GMO Trust
         J.P. Morgan Institutional Funds
         J.P. Morgan Funds
         JPM Series Trust
         JPM Series Trust II
         LaSalle Partners Funds, Inc.
         Merrimac Series
         Monetta Fund, Inc.
         Monetta Trust
         The Montgomery Funds I
         The Montgomery Funds II
         The Munder Framlington Funds Trust
         The Munder Funds Trust
         The Munder Funds, Inc.
         National Investors Cash Management Fund, Inc.
         Nomura Pacific Basin Fund, Inc.
         Orbitex Group of Funds
         The Saratoga Advantage Trust
         SG Cowen Funds, Inc.
         SG Cowen Income + Growth Fund, Inc.
         SG Cowen Standby Reserve Fund, Inc.
         SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
         SG Cowen Series Funds, Inc.
         The Skyline Funds
         St. Clair Funds, Inc.
         TD Waterhouse Family of Funds, Inc.
         TD Waterhouse Trust

         Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

         (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.


         Director, President and Chief Executive Officer    - Marie E. Connolly


         Director and Executive Vice President              - George A. Rio
         Executive Vice President and Chief Administrative  - Gary S. MacDonald
             Officer
         Executive Vice President                           - William S. Nichols
         Executive Vice President                           - Charles W. Carr
         Senior Vice President, General Counsel, Chief      - Margaret W. Chambers
             Compliance Officer, Secretary and Clerk
         Senior Vice President and Treasurer                - Joseph F. Tower III
         Senior Vice President and Chief Financial Officer  - William J. Stetter
         Senior Vice President, Deputy General Counsel      - Christopher J. Kelley
         Senior Vice President                              - Mary A. Nelson
         Senior Vice President                              - Eric A. Liik
         Senior Vice President                              - John Lehning
         Senior Vice President                              - John Prosperi
         Chairman and Director                              - William J. Nutt

         (c)      Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the locations set forth below. (The Merrimac Cash Series, the Merrimac Treasury Series, the Merrimac Treasury Plus Series and the Merrimac U.S. Government Series are collectively referred to as the "Funds" and the Merrimac Cash Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio and the Merrimac U.S. Government Portfolio are collectively referred to as the "Portfolios").

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Investment Adviser to the Merrimac Cash Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio and the Merrimac U.S. Government Portfolio; Administrator and Transfer Agent for the Funds; Custodian for the Funds and the Portfolios).

Allmerica Asset Management, Inc.
40 Lincoln Street
Worcester, Massachusetts 01653
(Investment Sub-Adviser to the Merrimac Cash Portfolio and the Merrimac U.S. Government Portfolio)

M&I Investment Management Corp.
1000 North Water Street
Milwaukee, Wisconsin 53202-6629
(Investment Sub-Adviser to the Merrimac Treasury Portfolio and the Merrimac Treasury Plus Portfolio)

IBT Trust & Custodial Services (Ireland) LMTD
Deloitte & Touche House
29 Earlsfort Terrace
Dublin 2, Ireland
(Administrator to the Portfolios)

IBT Fund Services (Canada) Inc.
1 First Canadian, King Street West
Suite 2800
P.O. Box 231

Toronto, CA M5X1C8
(Transfer Agent for the Portfolios and Fund Accountant for the Portfolios and the Funds)

ITEM 29.  MANAGEMENT SERVICES.

Not applicable.

ITEM 30.  UNDERTAKINGS.

Not Applicable.

                                   SIGNATURES

Merrimac Master Portfolio (the "Portfolio Trust") has duly caused this Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of Merrimac Series to be signed on behalf of the Portfolio Trust by the undersigned, thereto duly authorized on the 15th day of December, 2000.

MERRIMAC MASTER PORTFOLIO

By   /s/Paul J. Jasinski
     ---------------------------------------
        Paul J. Jasinski
        President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Merrimac Series has been signed below by the following persons in the capacities indicated on the 15th day of December, 2000.


        /s/Paul J. Jasinski
        ------------------------------------
        Paul J. Jasinski
        President, Treasurer and Chief Financial Officer
        of the Portfolio Trust

        /s/Kevin J. Sheehan
        ------------------------------------
        Kevin J. Sheehan*
        Trustee of the Portfolio Trust

        /s/Thomas E. Sinton
        ------------------------------------
        Thomas E. Sinton*
        Trustee of the Portfolio Trust

        /s/Francis J. Gaul, Jr.
        ------------------------------------
        Francis J. Gaul, Jr.*
        Trustee of the Portfolio Trust

        /s/Edward F. Hines, Jr.
        ------------------------------------
         Edward F. Hines, Jr.*
         Trustee of the Portfolio Trust

*By   /s/Susan C. Mosher
      -------------------------------
        Susan C. Mosher
        as attorney-in-fact

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Merrimac Series (the "Trust") has duly caused this Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston and Commonwealth of Massachusetts on the 15th day of December, 2000.

MERRIMAC SERIES

By   /s/George A. Rio
     ---------------------------------------
        George A. Rio
        President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Merrimac Series has been signed below by the following persons in the capacities indicated on the 15th day of December, 2000.

        /s/George A. Rio
        ------------------------------------
        George A. Rio
        President of the Trust

        /s/Paul J. Jasinski
        ------------------------------------
        Paul J. Jasinski
        Treasurer and Chief Financial Officer of the Trust

        /s/Kevin J. Sheehan
        ------------------------------------
        Kevin J. Sheehan*
        Trustee of the Trust

        /s/Francis J. Gaul, Jr.
       -------------------------------------
        Francis J. Gaul, Jr.*
        Trustee of the Trust

        /s/Edward F. Hines, Jr.
        ------------------------------------
        Edward F. Hines, Jr.*
        Trustee of the Trust

        /s/Thomas E. Sinton
        ------------------------------------
        Thomas E. Sinton*
        Trustee of the Trust

*By   /s/Susan C. Mosher
      -------------------------------
         Susan C. Mosher
         as attorney-in-fact

                                 MERRIMAC SERIES

                                  EXHIBIT INDEX

Exhibit No.                  Exhibit


1.d(6)                       Investment Adviser Agreement

1.d(11)                      Investment Sub-Adviser Agreement